Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of computation of basic and diluted net income (loss) per share
	For the Years Ended December 31,
(In thousands, except per share data)	2018	2017
Numerator for basic and diluted net loss per share	$(42,084)	$(17,700)
Denominator:
Weighted average shares for basic net loss per share	35,618	6,950
Effect of dilutive securities:
Weighted average of common stock, stock options and warrants	-	-
Denominators for diluted net loss per share	35,618	6,950
Net loss per share—basic and diluted	$(1.18)	$(2.55)